Intangibles (Maintenance rights and lease premium, net narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization of lease premium	$ 12,314	$ 13,632	$ 19,836
Lease Premium
Finite-Lived Intangible Assets [Line Items]
Amortization of lease premium	$ 10,600	$ 13,600	$ 19,800